Other Comprehensive Income (Loss) (Details 1) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity USD ($)	Mar. 31, 2011 Total Komatsu Ltd. shareholders' equity JPY (¥)	Mar. 31, 2010 Total Komatsu Ltd. shareholders' equity JPY (¥)	Mar. 31, 2009 Total Komatsu Ltd. shareholders' equity JPY (¥)
Tax effects allocated to each component of other comprehensive income (loss)
Foreign currency translation adjustments,Pretax					$ (454,579)	¥ (37,370,000)	¥ (1,196,000)	¥ (50,243,000)
Unrealized holding gains (losses) on securities arising during the year, Pretax					50,265	4,172,000	9,124,000	(29,333,000)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Pretax					(10,494)	(871,000)	336,000	3,058,000
Net unrealized gains (losses), Pretax					39,771	3,301,000	9,460,000	(26,275,000)
Pension liability adjustments, Unrealized holding gains (losses) arising during the year,Pretax					(51,903)	(4,308,000)	3,930,000	(16,843,000)
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Pretax					33,266	2,761,000	2,833,000	2,961,000
Total					(18,637)	(1,547,000)	6,763,000	(13,882,000)
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Pretax					88,132	7,315,000	2,121,000	855,000
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Pretax					(90,060)	(7,475,000)	(621,000)	(2,892,000)
Net unrealized holding gains (losses) on derivative instruments, Pretax					(1,928)	(160,000)	1,500,000	(2,037,000)
Other comprehensive income (loss), Pretax					(435,373)	(36,136,000)	16,527,000	(92,437,000)
Foreign currency translation adjustments, Tax (expense) benefit	(5,940)	(493,000)	(292,000)	(548,000)	5,940	493,000	292,000	548,000
Unrealized holding gain (loss) on securities arising during the year, Tax (expense) benefit					(20,217)	(1,678,000)	(3,843,000)	11,432,000
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Tax (expense) benefit					4,277	355,000	(137,000)	(1,247,000)
Net unrealized gains (losses), Tax (expense) benefit	15,940	1,323,000	3,980,000	(10,185,000)	(15,940)	(1,323,000)	(3,980,000)	10,185,000
Pension liability adjustments, Unrealized holding gains (losses) arising during the year, Tax (expense) benefit					32,602	2,706,000	(1,224,000)	4,420,000
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Tax (expense) benefit					(15,060)	(1,250,000)	(619,000)	(565,000)
Pension liability adjustments, Net unrealized gains (losses), Tax (expense) benefit	(17,542)	(1,456,000)	1,843,000	(3,855,000)	17,542	1,456,000	(1,843,000)	3,855,000
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit					(35,795)	(2,971,000)	(1,138,000)	(306,000)
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Tax (expense) benefit					36,735	3,049,000	252,000	1,190,000
Net unrealized holding gains (losses) on derivative instruments,Tax (expense) benefit	(940)	(78,000)	886,000	(884,000)	940	78,000	(886,000)	884,000
Other comprehensive income (loss), Tax (expense) benefit					8,482	704,000	(6,417,000)	15,472,000
Foreign currency translation adjustments, Net of tax	(476,254)	(39,529,000)	993,000	(54,028,000)	(448,639)	(37,237,000)	(904,000)	(49,695,000)
Unrealized holding gain (loss) on securities arising during the year, Net of tax					30,048	2,494,000	5,281,000	(17,901,000)
Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Net of tax					(6,217)	(516,000)	199,000	1,811,000
Net unrealized gains (losses), Net of tax	23,831	1,978,000	5,480,000	(16,086,000)	23,831	1,978,000	5,480,000	(16,090,000)
Pension liability adjustments, Unrealized holding gains (losses) arising during the year, Net of tax					(19,301)	(1,602,000)	2,706,000	(12,423,000)
Pension liability adjustments, Less: reclassification adjustment for losses included in net income attributable to Komatsu Ltd., Net of tax					18,206	1,511,000	2,214,000	2,396,000
Pension liability adjustments, Net unrealized gains (losses), Net of tax	(1,095)	(91,000)	4,922,000	(10,028,000)	(1,095)	(91,000)	4,920,000	(10,027,000)
Net unrealized holding gains (losses) on derivative instruments, Changes in fair value of derivatives, Net of tax					52,337	4,344,000	983,000	549,000
Net unrealized holding gains (losses) on derivative instruments, Net (gains) or losses reclassified into earnings, Net of tax					(53,325)	(4,426,000)	(369,000)	(1,702,000)
Net unrealized holding gains (losses) on derivative instruments, Net of tax	(313)	(26,000)	1,339,000	(1,153,000)	(988)	(82,000)	614,000	(1,153,000)
Other comprehensive income (loss), Net of tax					(426,807)	(35,425,000)	10,110,000	(76,965,000)
Other Comprehensive Income (Loss) (Textuals) [Abstract]
Foreign currency translation adjustments transferred to non controlling interests	$ 84	¥ 7,000